Segment information	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Segment information
3. Segment information
3.1 Performance measure
Aegon uses the
non-IFRS
performance measure operating result. Similar as under the previous accounting policies, operating result reflects Aegon’s profit before tax from underlying business operations and mainly excludes components that relate to accounting mismatches that are dependent on market volatility, updates to best estimate actuarial and economic assumptions and model updates or events that are considered outside the normal course of business.
3.2 Segment results
Aegon’s segment information is prepared by consolidating on a proportionate basis Aegon’s joint ventures and associated companies except for its 29.97% stake in a.s.r.. The result of associate a.s.r. is included in Other income / (charges).
The following table presents Aegon’s segment results.

EUR millions	Americas	United Kingdom	International	Asset Management	Holdings and other activities	Eliminations	Segment total	Joint ventures and associates’ eliminations	Consolidated

Six months ended June 30, 2024

Operating result	550	94	90	107	(92)	1	750	(28)	722

Fair value items	(260)	(52)	18	(1)	(11)	(5)	(312)	1	(312)

Realized gains / (losses) on investments	(48)	-	3	-	-	-	(45)	(5)	(50)

Impairment losses / (reversals)	(64)	-	(8)	-	-	-	(72)	4	(68)

Non-operating items	(373)	(52)	13	(1)	(11)	(5)	(430)	-	(430)

Other income / (charges)	(361)	(28)	3	(17)	26	(26)	(403)	(24)	(427)

Result before tax	(184)	14	106	89	(77)	(30)	(83)	(53)	(136)

Income tax (expense) / benefit	71	(10)	(36)	(27)	20	-	18	53	70

Net result	(113)	3	71	62	(57)	(30)	(65)	-	(65)

Inter-segment operating result after tax	(282)	(42)	156	65	104	-	-	-	-

Revenues
Insurance contracts revenue

- Insurance contracts: direct part.	556	305	651	-	-	-	1,512	(550)	962
- Insurance contracts: without direct part.	4,005	-	542	-	-	(23)	4,524	(484)	4,041
Investment contracts with discretionary participation features revenue

- Investment contracts: direct part.	-	41	-	-	-	-	41	-	41

Insurance revenue	4,561	345	1,193	-	-	(23)	6,076	(1,034)	5,043
Interest revenue on financial instruments calculated using the effective interest method	1,556	40	35	1	44	(6)	1,671	(2)	1,669
Interest revenue on financial instruments measured at FVPL	185	220	1	-	-	-	406	-	406

Other investment income	8	1,316	50	5	200	(200)	1,380	(55)	1,325

Fee and commission income	895	133	12	316	-	(77)	1,281	(84)	1,197

Other revenues	-	-	15	-	-	-	15	(15)	-

Total revenues	7,205	2,054	1,307	323	244	(305)	10,828	(1,189)	9,639

Inter-segment revenues	23	-	-	77	204	-	-	-	-

EUR millions	Americas	The Netherlands	United Kingdom	International	Asset Management	Holdings and other activities	Eliminations	Segment total	Joint ventures and associates’ eliminations	Consolidated
Six months ended June 30, 2023

Operating result	628	-	111	95	74	(91)	1	818	(49)	768

Fair value items	79	-	(40)	(1)	1	1	(29)	11	-	11

Realized gains / (losses) on investments	(96)	-	-	1	-	-	-	(95)	(3)	(99)

Impairment losses / (reversals)	(64)	-	-	(25)	-	(7)	-	(96)	-	(96)

Non-operating items	(82)	-	(40)	(25)	1	(6)	(29)	(180)	(3)	(183)

Other income / (charges)	(574)	(110)	(46)	(110)	(16)	(14)	-	(870)	17	(852)

Result before tax	(28)	(110)	25	(40)	59	(111)	(28)	(232)	(35)	(267)

Income tax (expense) / benefit	63	-	(11)	(24)	(20)	26	-	33	35	69
Net result	35	(110)	14	(64)	39	(85)	(28)	(199)	-	(199)
Inter-segment operating result after tax	(285)	(48)	(38)	159	86	126	-	-	-	-

Revenues
Insurance contracts revenue

- Insurance contracts: direct part.	526	-	305	601	-	-	-	1,432	(531)	902
- Insurance contracts: without direct part.	4,316	-	-	314	-	-	(27)	4,603	(222)	4,381
Investment contracts with discretionary participation features revenue

- Investment contracts: direct part.	-	-	29	-	-	-	-	29	-	29

Insurance revenue	4,842	-	335	915	-	-	(27)	6,064	(752)	5,312
Interest revenue on financial instruments calculated using the effective interest method	1,576	-	21	43	1	24	(4)	1,661	(1)	1,661
Interest revenue on financial instruments measured at FVPL	183	-	224	1	-	-	-	407	-	407

Other investment income	8	-	1,090	52	7	239	(239)	1,158	(59)	1,099

Fee and commission income	821	-	106	19	312	-	(84)	1,173	(113)	1,061

Other revenues	-	-	-	17	-	-	-	17	(17)	-

Total revenues	7,429	-	1,775	1,047	321	263	(354)	10,481	(942)	9,539

Inter-segment revenues	25	-	-	-	97	240	-	-	-	-

3.3 Investments
Amounts included in the table below are presented on an IFRS basis, which means that investments in joint ventures and associates are not consolidated on a proportionate basis. Instead, these investments are included on a single line using the equity method of accounting.

EUR Millions	Americas	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total
June 30, 2024

Investments

Shares	252	18,420	54	9	-	-	18,734

Debt securities	48,727	7,045	1,306	67	-	-	57,145

Unconsolidated investment funds	98,399	82,217	190	-	-	-	180,805

Loans	10,412	1,748	2	-	18	-	12,181

Other financial assets	8,974	2,402	116	64	-	-	11,556

Investments in real estate	39	434	17	-	-	-	491
Investments on balance sheet	166,803	112,267	1,684	139	18	-	280,911

Off balance sheet investments third parties	235,576	145,163	4,240	208,538	-	-	593,517
Total revenue generating investments	402,379	257,430	5,924	208,677	18	-	874,428

Investments

Financial assets measured at FVOCI

- Backing insurance contracts without direct part.	43,370	-	1,426	-	-	-	44,796

- Backing investment contracts without direct part.	6,558	-	-	-	-	-	6,558

- Non-insurance related assets	-	-	3	46	-	-	49

Financial assets measured at FVPL

- Backing direct part insurance contracts	71,228	42,683	190	-	-	-	114,101

- Backing insurance contracts without direct part.	7,368	1,185	28	-	-	-	8,581

- Backing direct part investment contracts	27,171	23,548	-	-	-	-	50,719

- Backing investment contracts without direct part.	632	-	19	-	-	-	651

- Non-insurance related assets	96	44,417	-	27	-	-	44,540

Financial assets measured at amortized cost	10,340	-	1	67	18	-	10,425

Investments in real estate	39	434	17	-	-	-	491
Total investments on balance sheet	166,803	112,267	1,684	139	18	-	280,911

Investments in joint ventures	-	-	1,072	450	-	-	1,522

Investments in associates	-	-	-	279	2,609	-	2,889

Other assets	24,149	3,257	5,633	531	10,104	(13,127)	30,547
Consolidated total assets	190,953	115,523	8,390	1,400	12,731	(13,127)	315,870

EUR Millions	Americas	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total
December 31, 2023

Investments

Shares	267	16,192	23	9	-	-	16,491

Debt securities	47,547	6,916	1,295	52	-	-	55,811

Unconsolidated investment funds	92,520	74,719	173	-	-	-	167,411

Loans	10,156	2,269	3	-	18	-	12,446

Other financial assets	11,187	2,266	166	115	-	-	13,735

Investments in real estate	38	433	17	-	-	-	488
Investments on balance sheet	161,715	102,795	1,678	176	18	-	266,382

Off balance sheet investments third parties	225,090	135,270	3,711	195,304	-	-	559,375
Total revenue generating investments	386,806	238,064	5,389	195,480	18	-	825,757

Investments

Financial assets measured at FVOCI

- Backing insurance contracts without direct part.	42,973	-	1,439	-	-	-	44,412

- Backing investment contracts without direct part.	5,854	-	-	-	-	-	5,854

- Non-insurance related assets	-	-	1	97	-	-	98

Financial assets measured at FVPL

- Backing direct part insurance contracts	67,532	40,008	173	-	-	-	107,714

- Backing insurance contracts without direct part.	9,696	1,243	27	-	-	-	10,967

- Backing direct part investment contracts	24,988	22,771	-	-	-	-	47,759

- Backing investment contracts without direct part.	386	-	19	-	-	-	405

- Non-insurance related assets	-	-	1	97	-	-	98

Financial assets measured at amortized cost	10,156	-	1	52	18	-	10,227

Investments in real estate	38	433	17	-	-	-	488
Total investments on balance sheet	161,715	102,795	1,678	176	18	-	266,382

Investments in joint ventures	-	-	1,034	397	-	-	1,430

Investments in associates	-	-	5	279	2,622	-	2,906

Other assets	24,700	2,470	5,948	606	10,575	(13,436)	30,863
Consolidated total assets	186,415	105,265	8,664	1,457	13,215	(13,436)	301,581

3.4 Insurance, reinsurance and investment contracts with discretionary participation features

EUR Millions	Americas	United Kingdom	International	Eliminations	Total
June 30, 2024

Insurance contracts 1	139,337	42,977	6,351	(5,388)	183,276

Direct participating contracts	73,918	42,369	209	-	116,496

Without direct participation contracts	65,419	608	6,107	(5,388)	66,746

Contracts measured under the PAA	-	-	35	-	35

Investment contracts with DPF
Direct participating contracts	-	22,533	-	-	22,533

Insurance contracts and investment contracts without participation features	139,337	65,510	6,350	(5,388)	205,809

Reinsurance contracts held 2	15,936	(2)	5,182	(5,347)	15,769

1
Total insurance contracts is EUR 183,276 million which comprises of EUR 56 million insurance contract assets and EUR 183,332 million insurance contract liabilities.

2
Total reinsurance contracts is EUR 15,769 million which comprises of EUR 16,267 million reinsurance contract assets and EUR 497 million reinsurance contract liabilities.

EUR Millions	Americas	United Kingdom	International	Eliminations	Total
December 31, 2023

Insurance contracts 1	135,934	40,329	6,625	(5,626)	177,262

Direct participating contracts	70,436	39,687	193	-	110,315

Without direct participation contracts	65,499	642	6,393	(5,626)	66,907

Contracts measured under the PAA	-	-	39	-	39

Investment contracts with DPF
Direct participating contracts	-	21,594	-	-	21,594

Insurance contracts and investment contracts without participation features	135,934	61,922	6,625	(5,626)	198,855

Reinsurance contracts held 2	16,166	2	5,445	(5,613)	16,000

1
Total insurance contracts is EUR 177,262 million which comprises of EUR 185 million insurance contract assets and EUR 177,446 million insurance contract liabilities.

2
Total reinsurance contracts is EUR 16,000 million which comprises of EUR 16,608 million reinsurance contract assets and EUR 608 million reinsurance contract liabilities.